STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.8%
Banks - 1.8%
JPMorgan Chase & Co., Sr. Unscd. Notes (cost $1,000,000)	3.80	7/23/2024	1,000,000		1,042,549

Long-Term Municipal Investments - 96.7%
Arizona - 2.0%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	4.80	7/1/2028	1,000,000	[a]	1,132,096
Arkansas - 2.0%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,000,000		1,128,691
California - 2.1%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	500,000	[b]	607,863
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	525,000	[a]	608,702
				1,216,565
Colorado - 2.0%
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,000,000		1,161,948
Florida - 8.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. B2	3.00	11/15/2023	1,250,000		1,255,441
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,000,000		1,173,281
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000		1,089,262
Reedy Creek Improvement District, GO, Refunding, Ser. A	1.87	6/1/2026	1,435,000		1,457,695
				4,975,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Georgia - 6.5%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,197,768
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2030	1,145,000	1,413,658
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	1,000,000	[b] 1,132,539
				3,743,965
Hawaii - 2.1%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,241,842
Illinois - 13.3%
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,131,894
Chicago Il Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2026	1,000,000	1,121,937
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.25	1/1/2024	1,000,000	1,046,783
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	1,000,000	1,082,096
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000	1,221,227
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2026	1,000,000	1,143,462
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	750,000	945,315
				7,692,714
Kansas - .2%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	125,000	126,424
Maryland - 2.1%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2032	1,000,000	1,207,491
Massachusetts - 5.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,000,000	1,201,003
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000	1,394,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Massachusetts - 5.6% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	500,000	626,124
				3,221,328
Minnesota - 1.5%
Duluth Independent School District No. 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000	869,674
Missouri - 1.0%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2027	500,000	590,187
Multi-State - 2.3%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,185,000	[a] 1,318,903
Nevada - 2.2%
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2031	500,000	649,415
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2026	500,000	593,345
				1,242,760
New Jersey - 4.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2023	1,000,000	1,077,202
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2029	1,120,000	1,401,169
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	355,000	359,394
				2,837,765
New Mexico - .5%
New Mexico Educational Assistance Foundation, Revenue Bonds, Refunding, Ser. 1A	5.00	9/1/2025	270,000	311,751
New York - 4.4%
New York City, GO, Ser. C	5.00	8/1/2032	400,000	522,036
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. B	2.67	3/15/2023	1,000,000	1,024,267
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,000,000	1,015,460
				2,561,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Oklahoma - 1.7%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Expressway)	1.63	7/6/2023	1,000,000	1,004,825
Pennsylvania - 14.0%
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000	1,171,254
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	500,000	624,148
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2027	750,000	924,874
Philadelphia, GO, Ser. A	5.00	5/1/2029	1,000,000	1,270,950
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,210,220
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2030	750,000	973,059
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	500,000	653,548
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	1,000,000	1,221,844
				8,049,897
Rhode Island - 4.5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,437,693
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,145,775
				2,583,468
Tennessee - 2.3%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,315,486
Texas - 8.3%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2032	500,000	598,368
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	1,000,000	1,145,519
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000	833,475

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Texas - 8.3% (continued)
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2027	1,000,000	1,155,519
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	610,000	805,340
Texas, GO, Refunding, Ser. B	4.00	8/1/2031	200,000	222,951
				4,761,172
Washington - 2.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2027	1,000,000	1,204,995
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	250,000	273,695
				1,478,690
Total Long-Term Municipal Investments (cost $52,764,898)			55,775,084
Total Investments (cost $53,764,898)			98.5%	56,817,633
Cash and Receivables (Net)			1.5%	868,131
Net Assets			100.0%	57,685,764

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $3,059,701 or 5.3% of net assets.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	1,042,549	-	1,042,549
Municipal Securities	-	55,775,084	-	55,775,084

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2021, accumulated net unrealized appreciation on investments was $3,052,735, consisting of $3,101,975 gross unrealized appreciation and $49,240 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.